Borrowings (Details2) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
DebtInstrumentLineItems
Total Borrowings	$ 290,582
Plus unamortized premium	3,322
Less Current Portion	(69)	(69)
Total long-term borrowings	293,835	200,529
Senior Notes
DebtInstrumentLineItems
Total Borrowings	290,000	200,000
Loan for Nazira
DebtInstrumentLineItems
Total Borrowings	582	598
Total Borrowings
DebtInstrumentLineItems
Total Borrowings	$ 290,582	$ 200,598